Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.70%)